UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21036______

_______BlackRock Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.5%
		Alabama—10.8%
BBB	$ 9,250	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05 @ 102	$ 9,517,232
A2	7,500	Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,988,250

				17,505,482

		California—15.2%
AA+	765	Edl. Fac. Auth., Univ. So. California, Ser. A, 5.00%, 10/01/33	04/13 @ 100	803,862
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	7,300	5.50%, 6/01/43	06/13 @ 100	7,816,986
A-	4,200	5.625%, 6/01/38	06/13 @ 100	4,576,782
B-	8,000	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B,
		7.50%, 12/01/24	12/12 @ 102	8,401,280
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	465	5.90%, 9/01/28	09/10 @ 102	475,946
NR	865	5.95%, 9/01/35	09/10 @ 102	885,838
NR	1,585	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,672,460

				24,633,154

		District of Columbia—11.1%
		Dist. of Columbia,
A	595	Friendship Pub. Charter Sch., Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	614,373
AAA	6,000	Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,436,680
AAA	33,450	Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,031,883
BBB	5,580	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	5,992,474

				18,075,410

		Florida—21.4%
AAA	3,455	Brd. of Ed. Pub. Ed., Cap. Outlay, Ser. A, 5.00%, 6/01/31	06/14 @ 101	3,678,711
BBB-	6,200	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	07/05 @ 102	6,376,700
BB+	2,810	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,178,700
A	10,000	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,770,400
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts., Ser. A,
		5.625%, 1/01/44, FSA	01/12 @ 100	7,522,637
NR	605	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12 @ 101	619,841
NR	1,470	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,550,674
NR	1,000	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,040,270

				34,737,933

		Georgia—8.4%
		Atlanta Arpt. Passenger Fac., FSA,
AAA	5,000	Ser. C, 5.00%, 1/01/33	07/14 @ 100	5,229,950
AAA	3,000	Ser. J, 5.00%, 1/01/34	01/15 @ 100	3,136,950
AAA	5,000	Atlanta Wtr. & Wstwtr., 5.00%, 11/01/37, FSA	11/14 @ 100	5,284,250

				13,651,150

		Illinois—20.8%
AAA	23,065	Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	3,824,408
NR	1,150	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,180,406
AAA	5,880[3]	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,444,303
Baa2	6,000	Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,215,520
		Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	525	Ser. A, 5.125%, 6/01/35	06/14 @ 100	527,814
Baa3	425	Ser. B, 5.375%, 6/01/35	06/14 @ 100	427,257
A	6,000	Hlth. Facs. Auth., Lake Forest Hosp., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,309,000
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	10,000	Zero Coupon, 6/15/35	No Opt. Call	2,413,200
AAA	10,000	Zero Coupon, 12/15/36	No Opt. Call	2,240,900
AAA	10,000	Zero Coupon, 12/15/37	No Opt. Call	2,130,300
		O’Hare Intl. Arpt., Ser. A, MBIA,
AAA	1,000	5.00%, 1/01/29	01/15 @ 100	1,049,640
AAA	1,000	5.00%, 1/01/30	01/15 @ 100	1,048,040

				33,810,788

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—1.3%
Aa2	$ 2,000	Multi-Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	$ 2,110,660

		Kansas—3.3%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,423,650

		Louisiana—0.7%
Baa1	1,165	Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	1,199,065

		Maryland—3.4%
NR	1,250	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,326,925
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,037,470
Baa1	1,040	Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,086,467

				5,450,862

		Massachusetts—2.1%
AAA	2,200	Hlth. & Edl. Fac. Auth., Harvard Univ., Ser. A, 5.00%, 7/15/36	07/15 @ 100	2,349,358
AAA	1,000	Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,034,010

				3,383,368

		Michigan—0.7%
AAA	1,000	Detroit Sewage Disp., Second Lien, Ser. A, 5.00%, 7/01/35, MBIA	07/15 @ 100	1,062,610

		Multi-State—7.4%
Baa1	10,500[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14	10/14@ 100	11,996,145

		Nebraska—0.4%
Aa2	615	Univ. Nebraska, Univ. Revs., Lincoln Student Fees & Facs., Ser. B, 5.00%, 7/01/33	11/13 @ 100	646,199

		Nevada—1.1%
NR	290	Director of the Dept. of Business & Ind., Las Ventanas Retirement Proj., Ser. A, 7.00%, 11/15/34	11/14 @ 100	300,208
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23	12/05 @ 103	1,429,890

				1,730,098

		New Jersey—9.7%
		Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	1,569,855
B	3,000	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,785,110
Baa3	7,500	Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,853,225
BBB-	1,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,575,030
NR	915	Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	912,658

				15,695,878

		New York—4.3%
AAA	1,330	Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
		5.00%, 6/15/31	06/12 @ 100	1,394,199
AAA	1,760	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,846,487
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	570	Ser. A, 5.00%, 6/15/35, MBIA	06/13 @ 100	600,016
AA+	1,050	Ser. D, 5.00%, 6/15/38	06/15 @ 100	1,110,249
AAA	1,885	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	2,021,832

				6,972,783

		Ohio—1.0%
NR	1,500	Port Greater Cincinnati Dev. Auth., Cooperative Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34	02/14 @ 102	1,597,935

		Oklahoma—1.1%
B-	1,725	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,784,168

		Oregon—0.6%
Aa2	995	Multi-Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34	12/11 @ 100	1,050,382

		Pennsylvania—3.2%
BB-	4,895	Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	5,253,999

		South Carolina—0.7%
BBB+	1,000	Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	1,150,670

		Texas—16.0%
BBB	880	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	982,934
AAA	940	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	977,478
AAA	715	Harlandale Indpt. Sch. Dist., Refdg., 5.00%, 8/15/35	08/15 @ 100	749,306
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,659,279
AAA	550	Lake Dallas Indpt. Sch. Dist., Refdg. Sch. Bldg., 5.00%, 8/15/37	08/14 @ 100	576,405
Aa2	2,840	Multi-Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35	12/11 @ 100	2,998,103

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
Rating[1]	Amount		Option Call
	(000)	Description	Provisions[2]	Value

		Texas (continued)
AAA	$60,000	Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	$ 10,826,400
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	7,239,045

				26,008,950

		Virginia—0.9%
B	1,500	Hopewell Indl. Dev. Auth. Env. Impvt. Rev., Refdg. Smurfit Stone Container, 5.25%, 6/01/15	No Opt. Call	1,513,335

		West Virginia—0.3%
AAA	520	Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	550,893

		Wisconsin—5.6%
		Hlth. & Edl. Facs. Auth.,
A-	1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,505,020
A	7,000	Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	7,510,720

				9,015,740

		Total Long-Term Investments (cost $227,347,604)		246,011,307

		SHORT-TERM INVESTMENTS—3.2%
		California—0.4%
A1+	610[5]	Orange Cnty. Sanitation Dist., COP, Ser. A, 2.93%, 6/01/05, FRDD	N/A	610,000

		New York—0.4%
A1+	700[5]	New York City Transl. Fin. Auth., Ser. A-1, 3.03%, 6/01/05, FRWD	N/A	700,000

		Ohio—2.4%
VMIG1	1,485[5]	Hamilton Cnty. Hosp. Facs., 3.01%, 6/02/05, FRWD	N/A	1,485,000
VMIG1	2,400[5]	Univ. of Akron, 2.96%, 6/02/05, FGIC, FRWD	N/A	2,400,000

				3,885,000

		Total Short-Term Investments (cost $5,195,000)		5,195,000

		Total Investments—154.7% (cost $232,542,6046)		$251,206,307
		Other assets in excess of liabilities—1.1%		1,688,378
		Preferred shares at redemption value, including dividends payable—(55.8)%		(90,534,783)

		Net Assets Applicable to Common Shareholders—100%		$162,359,902

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $2,191,940 on 793 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $89,819,641, with an unrealized loss of $987,311.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 7.4% of it nets assets, with a current market value of $11,996,145, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]	Cost for Federal income purposes is $232,530,381. The net unrealized appreciation on a tax basis is $18,675,926 consisting of $18,675,926 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FRDD	— Floating Rate Daily Demand	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005